LEASES	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
LEASES	LEASES
Below are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the year:

	Right-of-Use Assets	Lease Liabilities
At January 1, 2022	1,465	1,679
Additions as a part of business combinations	743	743
Additions	96	96
Amortization of right-of-use assets	(401)	—
Interest expense	—	182
Payments	—	(504)
Translation differences	(85)	(124)
At December 31, 2022	1,818	2,072
At January 1, 2021	1,799	1,975
Additions	70	70
Amortization of right-of-use assets	(279)	—
Interest expense	—	188
Payments	—	(413)
Translation differences	(125)	(141)
At December 31, 2021	1,465	1,679
Lease payments not recognized as a liability
The Group has elected not to recognize a lease liability for leases that are short term (with expected lease term of 12 months or less). Payments made under such leases are expensed on a straight-line basis. In addition, certain variable lease payments are not permitted to be recognized as lease liabilities and are expensed as incurred.
The expense and cash paid relating to payments not included in the measurement of the lease liability is as follows:

	Year Ended December 31,
	2022	2021	2020
Short-term leases	441	382	203